VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 29, 2013
VARIABLE INTEREST ENTITY [Abstract]
VARIABLE INTEREST ENTITY
8	VARIABLE INTEREST ENTITY

We had an affiliation agreement with ACE TV, Inc. for the rights under a local marketing agreement for WACY-TV in Appleton, Wisconsin and to acquire certain assets of ACE TV, Inc. including the broadcast license of WACY-TV for a purchase price of $2,038, pending FCC rule changes and approval.  In May 2012, we filed an application with the FCC to convert the local marketing agreement into an ownership interest through a failed station waiver, which was pending approval.  Under the affiliation agreement, ACE TV, Inc. provided the programming for WACY-TV and we sold advertising time, provided all other television operating activities and owned certain assets used by WACY-TV.  Based on our power to direct certain activities and our right to ultimately acquire certain additional assets, including the broadcast license, we determined that ACE TV, Inc. was a VIE and that we were the primary beneficiary of the variable interests of WACY-TV.  As a result, we consolidated the net assets of ACE TV, Inc., aggregating $1,164 which consisted primarily of a broadcast license and investments.  The investments of ACE TV, Inc. could be used only to settle obligations of ACE TV, Inc.  Creditors of ACE TV, Inc. had no recourse to our general credit.  We did not provide financial or other support that we were not contractually required to provide.  On October 22, 2012, we closed on the acquisition of the remaining assets used in the operation of WACY-TV from ACE TV, Inc.